LVIP BlackRock Advantage Allocation Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–49.89%
U.S. MARKETS–33.21%
Aerospace & Defense–1.41%
†Axon Enterprise, Inc.	431	$ 59,362
†Boeing Co.	1,031	197,436
General Dynamics Corp.	1,440	347,299
HEICO Corp. Class A	299	37,922
Huntington Ingalls Industries, Inc.	66	13,163
Lockheed Martin Corp.	717	316,484
		971,666
Air Freight & Logistics–0.45%
CH Robinson Worldwide, Inc.	211	22,727
Expeditors International of Washington, Inc.	922	95,114
United Parcel Service, Inc. Class B	905	194,086
		311,927
Auto Components–0.02%
Hyundai Mobis Co. Ltd.	60	10,575
		10,575
Automobiles–0.60%
Stellantis NV	815	13,194
†Tesla, Inc.	373	401,945
		415,139
Banks–1.85%
Bank of America Corp.	10,852	447,320
Citigroup, Inc.	2,853	152,350
East West Bancorp, Inc.	309	24,417
JPMorgan Chase & Co.	3,148	429,135
National Bank of Canada	129	9,889
PNC Financial Services Group, Inc.	398	73,411
Truist Financial Corp.	219	12,417
U.S. Bancorp	99	5,262
Wells Fargo & Co.	2,316	112,233
Wintrust Financial Corp.	131	12,174
		1,278,608
Beverages–0.22%
Brown-Forman Corp. Class B	2,276	152,538
		152,538
Biotechnology–0.63%
AbbVie, Inc.	1,040	168,594
†Alkermes PLC	618	16,260
Amgen, Inc.	372	89,957
†Biogen, Inc.	149	31,379
Gilead Sciences, Inc.	944	56,121
†Moderna, Inc.	98	16,881
†Regeneron Pharmaceuticals, Inc.	30	20,953
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Biotechnology (continued)
†United Therapeutics Corp.	97	$ 17,403
†Vertex Pharmaceuticals, Inc.	62	16,180
		433,728
Building Products–0.03%
Masco Corp.	257	13,107
Tecnoglass, Inc.	352	8,885
		21,992
Capital Markets–1.08%
Charles Schwab Corp.	441	37,181
†Credit Suisse Group AG	5,494	43,249
FactSet Research Systems, Inc.	189	82,054
Invesco Ltd.	243	5,604
Moody's Corp.	495	167,018
S&P Global, Inc.	947	388,440
Stifel Financial Corp.	344	23,358
		746,904
Chemicals–0.06%
Asian Paints Ltd.	284	11,492
Ecolab, Inc.	79	13,948
Valvoline, Inc.	586	18,494
		43,934
Commercial Services & Supplies–0.11%
†Clean Harbors, Inc.	90	10,048
Republic Services, Inc.	500	66,250
		76,298
Communications Equipment–0.29%
†Nokia Oyj	36,149	199,073
		199,073
Construction Materials–0.06%
James Hardie Industries PLC	1,484	44,517
		44,517
Consumer Finance–0.23%
American Express Co.	308	57,596
Capital One Financial Corp.	607	79,693
Discover Financial Services	186	20,495
		157,784
Diversified Consumer Services–0.02%
Service Corp. International	252	16,587
		16,587
Diversified Financial Services–0.25%
†Berkshire Hathaway, Inc. Class B	367	129,518
LVIP BlackRock Advantage Allocation Fund–1

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Diversified Financial Services (continued)
Voya Financial, Inc.	603	$ 40,009
		169,527
Diversified Telecommunication Services–0.44%
AT&T, Inc.	9,543	225,501
†Iridium Communications, Inc.	355	14,314
KT Corp.	814	23,842
Verizon Communications, Inc.	752	38,307
		301,964
Electric Utilities–0.29%
Entergy Corp.	1,527	178,277
Evergy, Inc.	26	1,777
Eversource Energy	263	23,194
		203,248
Electrical Equipment–0.04%
Eaton Corp. PLC	172	26,103
		26,103
Electronic Equipment, Instruments & Components–0.28%
†Keysight Technologies, Inc.	999	157,812
TE Connectivity Ltd.	255	33,400
		191,212
Energy Equipment & Services–0.08%
Halliburton Co.	471	17,837
Schlumberger NV	827	34,163
		52,000
Entertainment–0.09%
†Spotify Technology SA	389	58,747
		58,747
Equity Real Estate Investment Trusts–0.85%
American Homes 4 Rent Class A	2,588	103,598
American Tower Corp.	21	5,276
Crown Castle International Corp.	559	103,191
CubeSmart	2,523	131,272
H&R Real Estate Investment Trust	1,284	13,403
Invitation Homes, Inc.	1,300	52,234
Life Storage, Inc.	107	15,026
Park Hotels & Resorts, Inc.	1,960	38,279
Prologis, Inc.	338	54,580
Simon Property Group, Inc.	406	53,413
STORE Capital Corp.	637	18,620
		588,892
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Food & Staples Retailing–0.70%
Alimentation Couche-Tard, Inc.	1,412	$ 63,611
Costco Wholesale Corp.	459	264,315
George Weston Ltd.	161	19,826
†Marks & Spencer Group PLC	6,399	12,916
Walmart, Inc.	831	123,753
		484,421
Health Care Equipment & Supplies–1.42%
Abbott Laboratories	1,670	197,661
†Align Technology, Inc.	231	100,716
†Boston Scientific Corp.	2,799	123,968
†Edwards Lifesciences Corp.	560	65,923
†Globus Medical, Inc. Class A	182	13,428
†IDEXX Laboratories, Inc.	294	160,836
Medtronic PLC	2,879	319,425
		981,957
Health Care Providers & Services–0.32%
Cigna Corp.	590	141,370
Humana, Inc.	28	12,185
UnitedHealth Group, Inc.	130	66,296
		219,851
Hotels, Restaurants & Leisure–0.21%
†Booking Holdings, Inc.	46	108,029
†Flutter Entertainment PLC	227	$26,229
Travel & Leisure Co.	181	10,487
		144,745
Household Products–0.01%
Colgate-Palmolive Co.	132	10,010
		10,010
Independent Power and Renewable Electricity Producers–0.00%
TransAlta Corp.	1	10
		10
Industrial Conglomerates–0.63%
3M Co.	262	39,006
Honeywell International, Inc.	2,034	395,776
		434,782
Insurance–1.02%
Aon PLC Class A	45	14,653
†Brighthouse Financial, Inc.	361	18,649
Fairfax Financial Holdings Ltd.	21	11,457
Great-West Lifeco, Inc.	2,336	68,838
Hartford Financial Services Group, Inc.	591	42,440
Marsh & McLennan Cos., Inc.	897	152,867
MetLife, Inc.	3,918	275,357

LVIP BlackRock Advantage Allocation Fund–2

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Insurance (continued)
Reinsurance Group of America, Inc.	179	$ 19,593
Travelers Cos., Inc.	568	103,791
		707,645
Interactive Media & Services–1.52%
†Alphabet, Inc. Class C	203	566,977
†Alphabet, Inc. Class A	118	328,199
†Meta Platforms, Inc. Class A	691	153,651
		1,048,827
Internet & Direct Marketing Retail–0.98%
†Amazon.com, Inc.	207	674,810
		674,810
IT Services–1.37%
Accenture PLC Class A	12	4,047
†EPAM Systems, Inc.	119	35,297
Fidelity National Information Services, Inc.	984	98,813
†Gartner, Inc.	150	44,619
Mastercard, Inc. Class A	360	128,657
Paychex, Inc.	343	46,809
†PayPal Holdings, Inc.	678	78,411
Visa, Inc. Class A	2,285	506,744
		943,397
Life Sciences Tools & Services–0.93%
Agilent Technologies, Inc.	1,948	257,779
Bruker Corp.	191	12,281
Danaher Corp.	743	217,944
†Mettler-Toledo International, Inc.	34	46,688
Thermo Fisher Scientific, Inc.	158	93,323
†Wuxi Biologics Cayman, Inc.	1,500	11,911
		639,926
Machinery–0.13%
Caterpillar, Inc.	20	4,456
Donaldson Co., Inc.	250	12,983
Illinois Tool Works, Inc.	46	9,632
ITT, Inc.	117	8,800
Snap-on, Inc.	275	56,507
		92,378
Marine–0.04%
AP Moller - Maersk AS Class A	9	26,572
		26,572
Media–0.86%
†Altice USA, Inc. Class A	2,626	32,772
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Media (continued)
†Charter Communications, Inc. Class A	118	$ 64,371
Comcast Corp. Class A	8,858	414,732
Sirius XM Holdings, Inc.	10,527	69,689
WPP PLC	1,170	15,313
		596,877
Metals & Mining–0.28%
Agnico Eagle Mines Ltd.	704	43,080
†MP Materials Corp.	479	27,466
Reliance Steel & Aluminum Co.	87	15,951
Southern Copper Corp.	1,038	78,784
†Teck Resources Ltd. Class B	401	16,192
Yamana Gold, Inc.	2,559	14,288
		195,761
Multi-Utilities–0.04%
DTE Energy Co.	221	29,218
		29,218
Oil, Gas & Consumable Fuels–1.21%
ARC Resources Ltd.	1,127	15,091
Continental Resources, Inc.	441	27,047
Crescent Point Energy Corp.	19,670	142,551
Devon Energy Corp.	288	17,029
EOG Resources, Inc.	1,726	205,791
Exxon Mobil Corp.	3,555	293,607
Imperial Oil Ltd.	363	17,567
†NexGen Energy Ltd.	1,940	10,987
Phillips 66	402	34,729
Tourmaline Oil Corp.	1,601	73,765
		838,164
Personal Products–0.05%
Estee Lauder Cos., Inc. Class A	123	33,495
		33,495
Pharmaceuticals–2.44%
Bristol-Myers Squibb Co.	1,928	140,802
Eli Lilly & Co.	433	123,998
Johnson & Johnson	3,152	558,629
Merck & Co., Inc.	5,129	420,834
Perrigo Co. PLC	590	22,674
Pfizer, Inc.	2,788	144,335
Viatris, Inc.	934	10,162
Zoetis, Inc.	1,415	266,855
		1,688,289
Professional Services–0.24%
Booz Allen Hamilton Holding Corp.	226	19,852

LVIP BlackRock Advantage Allocation Fund–3

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Professional Services (continued)
Equifax, Inc.	521	$ 123,529
Stantec, Inc.	509	25,532
		168,913
Real Estate Management & Development–0.08%
China Overseas Land & Investment Ltd.	2,500	7,439
FirstService Corp.	335	48,457
		55,896
Road & Rail–0.32%
Canadian National Railway Co.	200	26,829
CSX Corp.	440	16,478
Landstar System, Inc.	125	18,854
Ryder System, Inc.	87	6,902
Union Pacific Corp.	550	150,265
		219,328
Semiconductors & Semiconductor Equipment–1.59%
†Advanced Micro Devices, Inc.	619	67,681
Broadcom, Inc.	75	47,226
†Cirrus Logic, Inc.	177	15,008
Intel Corp.	4,052	200,817
Monolithic Power Systems, Inc.	72	34,969
NVIDIA Corp.	1,529	417,203
Power Integrations, Inc.	425	39,389
QUALCOMM, Inc.	770	117,671
†Semtech Corp.	365	25,309
Texas Instruments, Inc.	726	133,207
		1,098,480
Software–4.00%
†Adobe, Inc.	358	163,112
†Atlassian Corp. PLC Class A	251	73,751
†Cadence Design Systems, Inc.	134	22,038
†Descartes Systems Group, Inc.	216	15,814
Intuit, Inc.	728	350,051
†Manhattan Associates, Inc.	257	35,648
Microsoft Corp.	4,847	1,494,379
†Palo Alto Networks, Inc.	25	15,563
†Paycom Software, Inc.	91	31,521
†Paylocity Holding Corp.	140	28,808
†salesforce.com, Inc.	909	192,999
†ServiceNow, Inc.	316	175,977
†Workday, Inc. Class A	665	159,241
		2,758,902
Specialty Retail–0.44%
†Aritzia, Inc.	333	13,593
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Specialty Retail (continued)
Home Depot, Inc.	736	$ 220,307
Lowe's Cos., Inc.	148	29,924
†National Vision Holdings, Inc.	842	36,686
		300,510
Technology Hardware, Storage & Peripherals–2.49%
Apple, Inc.	8,751	1,528,012
†Dell Technologies, Inc. Class C	1,841	92,400
Hewlett Packard Enterprise Co.	1,363	22,775
HP, Inc.	1,336	48,497
†Western Digital Corp.	506	25,123
		1,716,807
Textiles, Apparel & Luxury Goods–0.19%
†Canada Goose Holdings, Inc.	339	8,926
Levi Strauss & Co. Class A	495	9,781
PVH Corp.	274	20,991
Ralph Lauren Corp.	815	92,454
		132,152
Tobacco–0.27%
Philip Morris International, Inc.	1,984	186,377
		186,377
Trading Companies & Distributors–0.05%
†SiteOne Landscape Supply, Inc.	121	19,565
Watsco, Inc.	46	14,013
		33,578
Total U.S. Markets (Cost $18,814,073)		22,935,041
DEVELOPED MARKETS–11.90%
Aerospace & Defense–0.12%
Rheinmetall AG	100	21,137
Saab AB Class B	1,739	62,812
		83,949
Air Freight & Logistics–0.11%
Deutsche Post AG	1,622	77,453
		77,453
Auto Components–0.10%
Bridgestone Corp.	600	23,289
JTEKT Corp.	1,000	7,824
NOK Corp.	800	7,459
Pirelli & C SpA	600	3,255
Valeo SA	1,059	19,561

LVIP BlackRock Advantage Allocation Fund–4

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Auto Components (continued)
Yokohama Rubber Co. Ltd.	600	$ 8,256
		69,644
Automobiles–0.23%
Bayerische Motoren Werke AG	1,079	93,245
Mercedes-Benz Group AG	190	13,336
†NIO, Inc. ADR	646	13,598
†Nissan Motor Co. Ltd.	2,500	11,108
Yadea Group Holdings Ltd.	16,000	24,510
		155,797
Banks–0.80%
Banco Bilbao Vizcaya Argentaria SA	1,718	9,810
Banco de Sabadell SA	20,996	17,157
Banco Santander SA	21,299	72,415
Bank Hapoalim BM	9,031	89,413
BOC Hong Kong Holdings Ltd.	18,500	69,611
BPER Banca	10,293	17,952
Commonwealth Bank of Australia	243	19,137
First International Bank of Israel Ltd.	562	24,200
Hang Seng Bank Ltd.	900	17,309
Israel Discount Bank Ltd. Class A	3,123	19,422
Nordea Bank Abp	6,431	66,188
Oversea-Chinese Banking Corp. Ltd.	1,800	16,329
Societe Generale SA	910	24,395
UniCredit SpA	1,622	17,683
United Overseas Bank Ltd.	700	16,379
Westpac Banking Corp.	3,092	55,862
		553,262
Beverages–0.36%
Carlsberg AS Class B	58	7,120
Coca-Cola Europacific Partners PLC	479	23,284
Diageo PLC	3,544	179,768
Pernod Ricard SA	185	40,647
		250,819
Biotechnology–0.11%
CSL Ltd.	297	59,294
†Genmab AS	53	19,141
		78,435
Building Products–0.10%
Daikin Industries Ltd.	200	36,321
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Building Products (continued)
Kingspan Group PLC	331	$ 32,354
		68,675
Capital Markets–0.13%
Banca Generali SpA	324	11,988
Macquarie Group Ltd.	74	11,191
Onex Corp.	490	32,838
Partners Group Holding AG	27	33,432
		89,449
Chemicals–0.70%
BASF SE	482	27,503
Evonik Industries AG	462	12,817
Johnson Matthey PLC	1,341	32,796
†K&S AG	781	23,498
Kuraray Co. Ltd.	1,200	10,330
†Linde PLC	401	128,091
Lintec Corp.	500	9,916
Nitto Denko Corp.	300	21,506
Shin-Etsu Chemical Co. Ltd.	300	45,580
Sumitomo Chemical Co. Ltd.	31,100	142,401
Teijin Ltd.	1,600	17,804
Wacker Chemie AG	82	13,956
		486,198
Commercial Services & Supplies–0.04%
Rentokil Initial PLC	4,078	28,091
		28,091
Communications Equipment–0.12%
Telefonaktiebolaget LM Ericsson Class B	9,014	82,167
		82,167
Construction & Engineering–0.02%
HOCHTIEF AG	167	11,249
		11,249
Distributors–0.01%
D'ieteren Group	58	9,766
		9,766
Diversified Consumer Services–0.02%
Benesse Holdings, Inc.	600	11,009
		11,009
Diversified Telecommunication Services–0.10%
BCE, Inc.	1,019	56,486
†Telecom Italia SpA	5,202	1,910
Telefonica Deutschland Holding AG	3,491	9,495
		67,891

LVIP BlackRock Advantage Allocation Fund–5

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Electric Utilities–0.03%
Emera, Inc.	381	$ 18,886
		18,886
Electrical Equipment–0.28%
ABB Ltd.	1,642	53,268
Legrand SA	865	82,241
Nidec Corp.	300	24,022
Signify NV	785	36,516
		196,047
Electronic Equipment, Instruments & Components–0.13%
Japan Aviation Electronics Industry Ltd.	1,000	16,199
Keyence Corp.	100	46,370
Murata Manufacturing Co. Ltd.	200	13,174
Omron Corp.	200	13,310
		89,053
Entertainment–0.06%
NetEase, Inc.	2,100	37,890
		37,890
Equity Real Estate Investment Trusts–0.05%
Link REIT	4,400	37,471
		37,471
Food & Staples Retailing–0.05%
Tesco PLC	9,742	35,269
		35,269
Food Products–0.12%
Ajinomoto Co., Inc.	400	11,353
Calbee, Inc.	500	9,640
JDE Peet's NV	43	1,234
Uni-President Enterprises Corp.	27,000	61,618
		83,845
Gas Utilities–0.02%
Rubis SCA	356	10,464
		10,464
Health Care Equipment & Supplies–0.23%
Elekta AB Class B	2,130	16,776
Hoya Corp.	800	91,166
Olympus Corp.	900	17,057
Straumann Holding AG	8	12,774
Terumo Corp.	600	18,155
		155,928
Hotels, Restaurants & Leisure–0.05%
Aristocrat Leisure Ltd.	1,005	27,278
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Hotels, Restaurants & Leisure (continued)
†Flight Centre Travel Group Ltd.	714	$ 10,525
		37,803
Household Durables–0.06%
Nikon Corp.	3,600	38,441
		38,441
Industrial Conglomerates–0.47%
CK Hutchison Holdings Ltd.	1,500	10,969
Jardine Cycle & Carriage Ltd.	1,700	31,287
Siemens AG	1,955	270,703
Toshiba Corp.	300	11,398
		324,357
Insurance–0.78%
Allianz SE	229	54,687
ASR Nederland NV	946	44,165
AXA SA	2,223	65,077
China Life Insurance Co. Ltd. Class H	6,000	9,141
Intact Financial Corp.	533	78,755
Japan Post Holdings Co. Ltd.	2,100	15,423
Manulife Financial Corp.	5,972	127,356
Ping An Insurance Group Co. of China Ltd. Class H	9,000	62,920
QBE Insurance Group Ltd.	1,334	11,439
Swiss Re AG	542	51,595
Unipol Gruppo SpA	3,875	21,254
		541,812
Interactive Media & Services–0.13%
REA Group Ltd.	394	39,498
Rightmove PLC	5,005	41,365
Scout24 SE	165	9,407
		90,270
Internet & Direct Marketing Retail–0.06%
†Meituan Class B	2,000	37,888
		37,888
Life Sciences Tools & Services–0.12%
Sartorius Stedim Biotech	19	7,779
Tecan Group AG	43	16,999
WuXi AppTec Co. Ltd. Class H	3,660	57,184
		81,962
Machinery–0.34%
Amada Co. Ltd.	1,100	9,671
Atlas Copco AB Class A	480	24,915
Ebara Corp.	200	11,094

LVIP BlackRock Advantage Allocation Fund–6

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Machinery (continued)
Fluidra SA	404	$ 11,689
Indutrade AB	548	13,782
Kone Oyj Class B	1,709	89,432
Spirax-Sarco Engineering PLC	22	3,596
Sumitomo Heavy Industries Ltd.	500	11,458
Trelleborg AB Class B	1,647	38,132
VAT Group AG	55	20,941
		234,710
Media–0.04%
Nippon Television Holdings, Inc.	2,900	30,152
		30,152
Metals & Mining–1.21%
Alumina Ltd.	7,997	12,006
Anglo American PLC	501	26,207
ArcelorMittal SA	436	13,967
BHP Group Ltd.	8,877	342,186
Franco-Nevada Corp.	768	122,214
Iluka Resources Ltd.	2,034	17,109
Mitsui Mining & Smelting Co. Ltd.	700	19,126
Nippon Steel Corp.	700	12,351
†Outokumpu Oyj	1,891	10,068
South32 Ltd.	2,841	10,799
†SSAB AB Class A	1,577	10,958
†thyssenkrupp AG	3,174	27,130
Wheaton Precious Metals Corp.	4,433	210,808
		834,929
Multiline Retail–0.00%
Harvey Norman Holdings Ltd.	209	833
		833
Multi-Utilities–0.09%
AGL Energy Ltd.	3,059	17,625
Engie SA	3,344	43,963
		61,588
Oil, Gas & Consumable Fuels–0.75%
Aker BP ASA	238	8,877
BP PLC	13,819	67,746
Canadian Natural Resources Ltd.	1,846	114,306
Enbridge, Inc.	2,790	128,436
Koninklijke Vopak NV	302	9,771
Pembina Pipeline Corp.	308	11,572
Shell PLC	3,154	86,447
Suncor Energy, Inc.	2,599	84,613
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
Woodside Petroleum Ltd.	372	$ 8,940
		520,708
Personal Products–0.44%
Kao Corp.	200	8,166
L'Oreal SA	745	297,587
		305,753
Pharmaceuticals–0.28%
Bayer AG	119	8,140
Chugai Pharmaceutical Co. Ltd.	400	13,462
CSPC Pharmaceutical Group Ltd.	11,200	12,833
Daiichi Sankyo Co. Ltd.	500	11,007
GlaxoSmithKline PLC	1,295	28,020
Novo Nordisk AS Class B	412	45,697
†Teva Pharmaceutical Industries Ltd.	7,864	$73,710
		192,869
Professional Services–0.72%
Experian PLC	1,902	73,276
Intertek Group PLC	254	17,327
Randstad NV	2,105	126,626
Recruit Holdings Co. Ltd.	3,200	139,031
Teleperformance	75	28,567
Wolters Kluwer NV	1,057	112,683
		497,510
Real Estate Management & Development–0.04%
PSP Swiss Property AG	176	23,114
Relo Group, Inc.	500	7,440
		30,554
Road & Rail–0.06%
TFI International, Inc.	386	41,112
		41,112
Semiconductors & Semiconductor Equipment–0.83%
ASML Holding NV	525	350,816
NXP Semiconductors NV	358	66,259
Tokyo Electron Ltd.	300	154,068
		571,143
Software–0.13%
SAP SE	782	86,668
		86,668
Specialty Retail–0.20%
Fielmann AG	183	9,966
Industria de Diseno Textil SA	4,108	89,575
JB Hi-Fi Ltd.	403	16,289

LVIP BlackRock Advantage Allocation Fund–7

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Specialty Retail (continued)
Kingfisher PLC	3,930	$ 13,117
†Yamada Holdings Co. Ltd.	4,000	12,435
		141,382
Technology Hardware, Storage & Peripherals–0.03%
Konica Minolta, Inc.	2,000	8,395
Ricoh Co. Ltd.	1,400	12,124
		20,519
Textiles, Apparel & Luxury Goods–0.06%
Cie Financiere Richemont SA Class A	128	16,224
HUGO BOSS AG	91	5,250
Kering SA	30	18,940
		40,414
Tobacco–0.72%
British American Tobacco PLC	3,960	166,309
Japan Tobacco, Inc.	13,100	223,716
Swedish Match AB	14,148	106,394
		496,419
Trading Companies & Distributors–0.14%
IMCD NV	268	45,719
Rexel SA	2,270	48,459
Sumitomo Corp.	200	3,464
		97,642
Wireless Telecommunication Services–0.11%
Freenet AG	596	15,950
SoftBank Corp.	2,100	24,492
SoftBank Group Corp.	800	35,768
		76,210
Total Developed Markets (Cost $8,118,717)		8,222,355
EMERGING MARKETS–4.78%
Aerospace & Defense–0.02%
†Embraer SA	4,545	14,338
		14,338
Airlines–0.05%
†CAPITAL A Bhd	51,800	9,010
†Eva Airways Corp.	22,000	24,318
		33,328
Automobiles–0.11%
BYD Co. Ltd. Class H	2,000	55,631
†XPeng, Inc. ADR	643	17,740
		73,371
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Banks–0.40%
†BAWAG Group AG	212	$ 10,697
CTBC Financial Holding Co. Ltd.	19,000	19,363
Dah Sing Banking Group Ltd.	2,000	1,766
DNB Bank ASA	795	17,974
HDFC Bank Ltd.	1,649	31,759
IndusInd Bank Ltd.	741	9,067
Kotak Mahindra Bank Ltd.	2,034	46,714
Malayan Banking Bhd	17,200	36,554
†OTP Bank Nyrt	627	22,746
Public Bank Bhd	63,300	70,218
Turkiye Is Bankasi AS Class C	15,685	9,431
		276,289
Beverages–0.06%
Ambev SA	12,230	39,867
Fraser & Neave Holdings Bhd	300	1,498
		41,365
Biotechnology–0.03%
Celltrion, Inc.	92	12,952
†Innovent Biologics, Inc.	2,000	6,730
		19,682
Capital Markets–0.01%
China International Capital Corp. Ltd. Class H	2,800	6,190
		6,190
Chemicals–0.13%
Dongyue Group Ltd.	4,000	5,419
LG Chem Ltd.	188	82,150
		87,569
Construction & Engineering–0.01%
Metallurgical Corp. of China Ltd. Class H	23,000	6,172
		6,172
Diversified Consumer Services–0.00%
†TAL Education Group ADR	436	1,312
		1,312
Electric Utilities–0.06%
CPFL Energia SA	2,065	13,997
†PGE Polska Grupa Energetyczna SA	7,690	16,563
Tenaga Nasional Bhd	6,900	14,769
		45,329
Electronic Equipment, Instruments & Components–0.11%
Delta Electronics, Inc.	6,000	55,631

LVIP BlackRock Advantage Allocation Fund–8

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Electronic Equipment, Instruments & Components (continued)
Nan Ya Printed Circuit Board Corp.	1,000	$ 17,950
		73,581
Food & Staples Retailing–0.13%
Jeronimo Martins SGPS SA	2,440	58,535
=πMagnit PJSC GDR	276	0
†Migros Ticaret AS	1,777	5,533
Sendas Distribuidora SA	7,066	24,310
		88,378
Food Products–0.11%
Marfrig Global Foods SA	3,743	16,824
Uni-President China Holdings Ltd.	3,000	2,603
Universal Robina Corp.	24,940	58,320
		77,747
Gas Utilities–0.04%
ENN Energy Holdings Ltd.	1,000	14,936
Korea Gas Corp.	460	15,041
		29,977
Health Care Equipment & Supplies–0.01%
=Osstem Implant Co. Ltd.	96	9,421
		9,421
Health Care Providers & Services–0.07%
IHH Healthcare Bhd	8,600	12,641
Netcare Ltd.	18,643	20,541
Qualicorp Consultoria e Corretora de Seguros S.A.	4,101	13,799
		46,981
Hotels, Restaurants & Leisure–0.02%
†CVC Brasil Operadora e Agencia de Viagens S.A.	4,723	16,537
		16,537
Household Durables–0.02%
Arcelik AS	2,875	11,855
		11,855
Independent Power and Renewable Electricity Producers–0.08%
China Longyuan Power Group Corp. Ltd. Class H	4,000	8,991
Energy Absolute PCL NVDR	3,600	10,566
Gulf Energy Development PCL	6,500	10,019
†Huaneng Power International, Inc. Class H	58,000	24,601
		54,177
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Insurance–0.14%
AIA Group Ltd.	7,800	$ 81,446
SBI Life Insurance Co. Ltd.	862	12,700
		94,146
Interactive Media & Services–0.57%
Autohome, Inc. ADR	276	8,393
†Baidu, Inc. Class A	3,934	69,430
Kakao Corp.	176	15,298
†Kuaishou Technology	1,400	12,828
NAVER Corp.	196	54,474
Tencent Holdings Ltd.	5,100	235,081
		395,504
Internet & Direct Marketing Retail–0.23%
†Alibaba Group Holding Ltd.	5,192	70,854
Americanas SA	2,425	16,569
Naspers Ltd. Class N	482	54,438
†Vipshop Holdings Ltd. ADR	2,252	20,268
		162,129
IT Services–0.02%
Infosys Ltd.	523	13,097
		13,097
Machinery–0.04%
ANDRITZ AG	377	17,411
CIMC Enric Holdings Ltd.	8,000	9,890
		27,301
Marine–0.10%
†COSCO Shipping Holdings Co. Ltd. Class H	8,000	13,755
MISC Bhd	25,200	43,997
Orient Overseas International Ltd.	500	13,171
		70,923
Media–0.02%
†RTL Group SA	238	13,196
		13,196
Metals & Mining–0.27%
†Aluminum Corp. of China Ltd. Class H	18,000	10,419
Ganfeng Lithium Co. Ltd. Class H	1,000	14,069
†Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	19,662	20,345
†Koza Anadolu Metal Madencilik Isletmeleri AS	6,623	11,673
=πMMC Norilsk Nickel PJSC	28	0
POSCO Holdings, Inc.	115	27,585

LVIP BlackRock Advantage Allocation Fund–9

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Metals & Mining (continued)
TA Chen Stainless Pipe	8,000	$ 13,531
Tung Ho Steel Enterprise Corp.	7,370	17,950
Vale SA	1,649	33,084
Zijin Mining Group Co. Ltd. Class H	24,000	36,395
		185,051
Multiline Retail–0.01%
Woolworths Holdings Ltd.	1,120	4,412
		4,412
Oil, Gas & Consumable Fuels–0.52%
China Suntien Green Energy Corp. Ltd. Class H	20,000	11,192
Equinor ASA	7,368	275,096
=πLUKOIL PJSC	236	0
MOL Hungarian Oil & Gas PLC	3,111	27,334
=πNovatek PJSC GDR	52	0
PTT Exploration & Production PCL NVDR	3,300	14,219
†SK Innovation Co. Ltd.	172	30,173
		358,014
Real Estate Management & Development–0.09%
Hysan Development Co. Ltd.	12,000	35,081
Kerry Properties Ltd.	7,500	21,128
†KWG Group Holdings Ltd.	12,000	4,903
†Seazen Group Ltd.	4,000	2,135
		63,247
Semiconductors & Semiconductor Equipment–0.95%
Faraday Technology Corp.	7,000	73,180
Global Unichip Corp.	1,000	17,389
Kinsus Interconnect Technology Corp.	2,000	13,299
†MediaTek, Inc.	5,000	155,602
†Nordic Semiconductor ASA	424	10,801
Taiwan Semiconductor Manufacturing Co. Ltd.	19,000	389,757
		660,028
Specialty Retail–0.06%
Foschini Group Ltd.	2,636	26,586
Truworths International Ltd.	1,815	7,248
Zhongsheng Group Holdings Ltd.	1,500	10,547
		44,381
Technology Hardware, Storage & Peripherals–0.16%
Lenovo Group Ltd.	22,000	23,832
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Technology Hardware, Storage & Peripherals (continued)
Samsung Electronics Co. Ltd.	1,482	$ 84,804
		108,636
Textiles, Apparel & Luxury Goods–0.07%
ANTA Sports Products Ltd.	2,000	24,810
Li Ning Co. Ltd.	3,000	25,474
		50,284
Transportation Infrastructure–0.03%
Zhejiang Expressway Co. Ltd. Class H	22,000	18,480
		18,480
Wireless Telecommunication Services–0.03%
PLDT, Inc.	560	20,021
		20,021
Total Emerging Markets (Cost $2,989,099)		3,302,449
Total Common Stock (Cost $29,921,889)		34,459,845
PREFERRED STOCKS–0.29%
†Azul SA	4,612	23,123
Banco Bradesco SA 4.69%	23,792	110,838
Sartorius AG 0.33%	33	14,564
Volkswagen AG 3.27%	293	50,353
Total Preferred Stocks (Cost $182,753)		198,878

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–5.48%
•Connecticut Avenue Securities Trust
Series 2019-R05 1M2 2.46% (LIBOR01M + 2.00%) 7/25/39	2,407	2,408
Series 2021-R03 1M1 0.95% (SOFR30A + 0.85%) 12/25/41	174,643	172,410
Series 2021-R03 1M2 1.75% (SOFR30A + 1.65%) 12/25/41	60,000	56,851
Series 2022-R01 1M1 1.10% (SOFR30A + 1.00%) 12/25/41	199,592	197,784
Series 2022-R01 1M2 2.00% (SOFR30A + 1.90%) 12/25/41	75,000	71,208
•Fannie Mae Connecticut Avenue Securities
Series 2017-C01 1M2 4.01% (LIBOR01M + 3.55%) 7/25/29	120,207	122,719

LVIP BlackRock Advantage Allocation Fund–10

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Fannie Mae Connecticut Avenue Securities (continued)
Series 2017-C03 1ED1 1.16% (LIBOR01M + 0.70%) 10/25/29	172,564	$ 172,376
Series 2017-C03 1ED2 1.66% (LIBOR01M + 1.20%) 10/25/29	115,043	115,168
Series 2017-C03 1M2 3.46% (LIBOR01M + 3.00%) 10/25/29	215,317	219,587
Series 2017-C03 1M2C 3.46% (LIBOR01M + 3.00%) 10/25/29	100,000	102,441
Series 2017-C05 1M2 2.66% (LIBOR01M + 2.20%) 1/25/30	121,972	122,734
Series 2018-C01 1M2 2.71% (LIBOR01M + 2.25%) 7/25/30	156,984	158,350
Series 2018-C01 1M2C 2.71% (LIBOR01M + 2.25%) 7/25/30	200,000	202,493
Series 2021-R01 1M2 1.65% (SOFR30A + 1.55%) 10/25/41	75,000	72,760
Freddie Mac STACR REMIC Trust
2.15% 3/25/42	50,000	50,127
•Series 2020-DNA1 M2 2.16% (LIBOR01M + 1.70%) 1/25/50	61,759	61,706
•Series 2020-DNA2 M2 2.31% (LIBOR01M + 1.85%) 2/25/50	116,352	116,125
•Series 2020-DNA4 M2B 4.21% (LIBOR01M + 3.75%) 8/25/50	56,652	56,905
•Series 2020-DNA6 M1 1.00% (SOFR30A + 0.90%) 12/25/50	9,771	9,756
•Series 2021-DNA1 M1 0.75% (SOFR30A + 0.65%) 1/25/51	10,188	10,162
•Series 2021-DNA3 M1 0.85% (SOFR30A + 0.75%) 10/25/33	105,642	104,719
•Series 2021-DNA3 M2 2.20% (SOFR30A + 2.10%) 10/25/33	10,000	9,789
•Series 2021-DNA6 M1 0.90% (SOFR30A + 0.80%) 10/25/41	80,000	79,138
•Series 2021-DNA6 M2 1.60% (SOFR30A + 1.50%) 10/25/41	80,000	76,367
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac STACR REMIC Trust (continued)
•Series 2021-HQA1 M1 0.80% (SOFR30A + 0.70%) 8/25/33	48,726	$ 48,598
•Series 2021-HQA2 M1 0.80% (SOFR30A + 0.70%) 12/25/33	56,601	56,118
•Series 2022-HQA1 M1B 3.55% (SOFR30A + 3.50%) 3/25/42	10,000	10,235
•Freddie Mac STACR Trust
Series 2018-DNA2 M2AS 1.41% (LIBOR01M + 0.95%) 12/25/30	296,373	294,615
Series 2019-DNA2 M2 2.91% (LIBOR01M + 2.45%) 3/25/49	158,444	158,652
Series 2019-DNA3 M2 2.51% (LIBOR01M + 2.05%) 7/25/49	167,012	167,261
Series 2019-FTR2 M1 1.41% (LIBOR01M + 0.95%) 11/25/48	61,119	60,918
Series 2019-HQA2 M2 2.51% (LIBOR01M + 2.05%) 4/25/49	190,439	190,294
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-HQ1 M3 4.56% (LIBOR01M + 4.10%) 8/25/24	7,707	7,724
Series 2017-HQA1 M2 4.01% (LIBOR01M + 3.55%) 8/25/29	171,861	177,122
Series 2017-HQA3 M2 2.81% (LIBOR01M + 2.35%) 4/25/30	162,692	164,796
Series 2021-DNA2 M1 0.90% (SOFR30A + 0.80%) 8/25/33	55,971	55,743
•STACR Trust Series 2018-HRP2 M2 1.71% (LIBOR01M + 1.25%) 2/25/47	27,140	27,153
Total Agency Collateralized Mortgage Obligations (Cost $3,809,173)		3,783,312
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.98%
Fannie Mae-Aces
•Series 2017-M4 A2 2.57% 12/25/26	101,565	100,810
•Series 2018-M8 A2 3.32% 6/25/28	82,586	85,163

LVIP BlackRock Advantage Allocation Fund–11

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae-Aces (continued)
Series 2020-M42 A2 1.27% 7/25/30	100,000	$ 88,122
♦Freddie Mac Multifamily Structured Pass Through Certificates
Series K055 A2 2.67% 3/25/26	110,000	109,507
Series K056 A2 2.53% 5/25/26	140,000	138,590
Series K090 A2 3.42% 2/25/29	70,000	72,650
Series K115 A2 1.38% 6/25/30	50,000	44,875
Series KSG1 A2 1.50% 9/25/30	40,000	36,030
Total Agency Commercial Mortgage-Backed Securities (Cost $721,619)		675,747
AGENCY MORTGAGE-BACKED SECURITIES–13.97%
Fannie Mae S.F. 15 yr
1.50% 3/1/37	49,413	46,918
1.50% 4/1/37	14,585	13,843
2.00% 4/1/36	244,988	238,221
2.00% 11/1/36	48,561	47,215
2.50% 6/1/36	21,378	21,161
3.00% 3/1/30	69,317	69,907
4.00% 5/1/33	18,227	18,901
4.00% 6/1/33	7,049	7,269
Fannie Mae S.F. 15 yr TBA
1.50% 4/15/37	225,000	213,319
2.00% 4/15/37	200,000	194,242
2.50% 4/15/37	50,000	49,412
3.00% 4/15/37	11,000	11,076
3.50% 4/15/37	25,000	25,500
Fannie Mae S.F. 30 yr
1.50% 7/1/51	43,588	38,977
1.50% 11/1/51	51,400	45,946
2.00% 7/1/50	69,265	64,541
2.00% 4/1/51	72,082	67,071
2.00% 7/1/51	71,617	66,593
2.00% 8/1/51	50,613	47,124
2.00% 10/1/51	317,411	294,996
2.00% 11/1/51	26,475	24,605
2.00% 12/1/51	296,688	276,165
2.50% 11/1/50	20,308	19,426
2.50% 3/1/51	43,412	41,534
2.50% 11/1/51	59,656	56,998
2.50% 12/1/51	171,253	163,623
2.50% 1/1/52	271,500	259,390
3.00% 10/1/44	67,423	67,319
3.00% 11/1/46	21,930	21,805
3.00% 7/1/47	8,275	8,217
3.00% 12/1/49	28,245	27,676
3.50% 2/1/45	16,248	16,572
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 3/1/46	11,292	$ 11,516
3.50% 10/1/46	58,618	59,507
3.50% 12/1/46	82,685	84,099
3.50% 1/1/47	70,696	71,966
3.50% 11/1/47	11,893	12,087
3.50% 1/1/48	50,003	50,844
3.50% 2/1/48	108,194	109,546
3.50% 6/1/49	28,246	28,691
3.50% 11/1/51	148,358	151,395
4.00% 1/1/45	14,970	15,649
4.00% 3/1/45	8,697	9,042
4.00% 6/1/46	60,051	62,645
4.00% 2/1/47	28,220	28,935
4.00% 8/1/47	39,298	40,424
4.00% 9/1/47	21,716	22,518
4.00% 10/1/47	49,262	51,234
4.00% 10/1/48	73,771	75,512
4.00% 1/1/57	12,732	13,321
4.00% 2/1/57	13,147	13,754
4.50% 8/1/41	14,920	15,879
4.50% 2/1/48	311,559	327,251
4.50% 6/1/48	8,554	9,011
5.00% 2/1/35	2,028	2,194
5.00% 10/1/35	1,566	1,694
5.00% 11/1/35	1,850	2,001
5.50% 9/1/41	23,021	25,197
6.00% 12/1/36	473	523
6.00% 2/1/37	1,440	1,608
6.00% 8/1/37	1,311	1,456
6.00% 9/1/37	472	527
6.00% 5/1/38	4,801	5,363
6.00% 9/1/38	1,368	1,525
6.00% 11/1/38	1,089	1,211
6.00% 9/1/39	4,307	4,808
6.00% 3/1/40	1,987	2,218
6.00% 7/1/40	5,882	6,384
6.00% 5/1/41	2,248	2,499
6.00% 7/1/41	12,303	13,732
Fannie Mae S.F. 30 yr TBA
1.50% 4/15/52	200,000	178,492
2.00% 4/15/52	605,000	561,587
2.50% 4/15/52	550,000	524,734
2.50% 5/15/52	25,000	26,018
4.00% 4/15/52	25,000	25,516
5.00% 4/15/52	57,000	59,968
5.50% 4/15/52	23,000	24,438
Freddie Mac S.F. 15 yr
1.50% 3/1/36	10,160	9,647
1.50% 2/1/37	16,258	15,432
1.50% 3/1/37	25,257	23,981
2.00% 7/1/36	44,709	43,497
2.50% 7/1/32	143,919	142,677
2.50% 5/1/36	78,720	78,136
3.00% 5/1/29	93,027	94,060

LVIP BlackRock Advantage Allocation Fund–12

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
3.50% 2/1/34	36,199	$ 37,056
Freddie Mac S.F. 30 yr
2.00% 5/1/50	443,536	413,050
2.00% 5/1/51	106,422	98,920
2.00% 6/1/51	70,384	65,432
2.00% 12/1/51	28,530	26,504
2.50% 11/1/50	80,194	76,767
2.50% 1/1/52	98,626	94,227
3.00% 3/1/46	20,450	20,281
3.00% 7/1/46	36,333	36,119
3.00% 12/1/46	33,578	33,349
3.00% 9/1/47	976,923	961,192
3.00% 4/1/50	22,034	21,639
3.00% 7/1/50	12,887	12,707
3.00% 5/1/51	66,244	65,545
3.50% 10/1/42	38,007	38,731
3.50% 7/1/47	5,926	5,997
3.50% 9/1/47	20,208	20,603
3.50% 12/1/47	17,778	17,963
3.50% 2/1/48	23,854	24,117
3.50% 3/1/48	12,398	12,556
3.50% 5/1/48	11,115	11,231
4.00% 10/1/46	6,668	6,944
4.00% 10/1/47	1,975	2,028
4.00% 2/1/48	11,266	11,573
4.00% 6/1/48	11,183	11,641
4.00% 10/1/48	17,854	18,252
4.00% 12/1/48	10,406	10,716
4.00% 3/1/49	8,537	8,727
4.50% 5/1/40	44,568	47,458
4.50% 9/1/46	99,608	105,037
5.00% 7/1/48	10,056	10,658
5.50% 3/1/34	587	644
5.50% 12/1/34	520	569
5.50% 8/1/37	1,881	2,034
5.50% 4/1/38	2,068	2,281
5.50% 7/1/38	2,174	2,397
6.00% 3/1/36	1,771	1,980
6.00% 9/1/37	1,334	1,491
6.00% 1/1/38	528	590
6.00% 6/1/38	1,642	1,834
GNMA I S.F. 30 yr
3.50% 6/15/43	17,154	17,900
3.50% 12/15/47	37,072	38,663
GNMA II S.F. 30 yr
2.00% 10/20/51	29,411	28,082
2.00% 12/20/51	297,096	283,629
2.50% 2/20/51	38,811	37,693
2.50% 5/20/51	21,985	21,352
2.50% 7/20/51	118,083	114,683
2.50% 8/20/51	143,280	139,155
3.00% 5/20/45	13,404	13,367
3.00% 12/20/45	16,566	16,508
3.00% 1/20/46	8,843	8,811
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.00% 2/20/46	8,225	$ 8,195
3.00% 3/20/46	11,352	11,310
3.00% 5/20/46	10,599	10,558
3.00% 8/20/46	74,475	74,186
3.00% 4/20/49	82,520	82,179
3.00% 2/20/50	36,683	36,408
3.00% 10/20/51	24,022	23,802
3.50% 10/20/42	17,308	17,686
3.50% 4/20/45	3,443	3,524
3.50% 11/20/45	14,047	14,376
3.50% 3/20/46	30,535	31,191
3.50% 4/20/46	13,152	13,406
3.50% 6/20/46	50,871	51,784
3.50% 12/20/46	20,051	20,365
3.50% 2/20/47	8,442	8,570
3.50% 3/20/47	16,309	16,551
3.50% 4/20/48	56,020	57,408
4.00% 7/20/47	27,628	28,620
4.00% 11/20/47	29,024	30,055
4.00% 3/20/48	18,190	18,836
4.00% 4/20/48	10,745	11,044
4.00% 8/20/48	20,878	21,484
4.00% 11/20/48	5,783	5,944
4.00% 2/20/50	17,966	18,370
4.50% 8/20/49	4,895	5,085
5.00% 12/20/48	5,619	5,899
5.00% 1/20/49	14,396	15,070
GNMA II S.F. 30 yr TBA
2.00% 4/21/52	195,000	185,494
2.50% 5/19/52	25,000	24,193
3.00% 4/21/52	25,000	24,706
Total Agency Mortgage-Backed Securities (Cost $10,017,255)		9,648,493
CORPORATE BONDS–20.63%
Aerospace & Defense–0.26%
Boeing Co.
4.88% 5/1/25	20,000	20,634
5.15% 5/1/30	35,000	37,326
General Dynamics Corp.
1.15% 6/1/26	40,000	37,209
2.25% 6/1/31	25,000	23,338
3.25% 4/1/25	25,000	25,268
Raytheon Technologies Corp. 3.95% 8/16/25	35,000	36,104
		179,879
Agriculture–0.84%
Altria Group, Inc.
2.45% 2/4/32	80,000	69,542
3.70% 2/4/51	20,000	16,155
4.00% 2/4/61	10,000	8,380
4.80% 2/14/29	100,000	104,832
5.80% 2/14/39	10,000	10,778

LVIP BlackRock Advantage Allocation Fund–13

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
BAT Capital Corp.
2.26% 3/25/28	10,000	$ 8,973
2.73% 3/25/31	30,000	26,439
4.54% 8/15/47	10,000	8,924
4.76% 9/6/49	10,000	9,192
4.91% 4/2/30	16,000	16,481
Philip Morris International, Inc.
0.88% 5/1/26	60,000	54,741
2.10% 5/1/30	40,000	35,990
2.38% 8/17/22	60,000	60,143
2.50% 8/22/22	40,000	40,188
4.25% 11/10/44	40,000	38,688
6.38% 5/16/38	40,000	49,073
Reynolds American, Inc. 5.85% 8/15/45	20,000	20,578
		579,097
Apparel–0.15%
NIKE, Inc. 3.25% 3/27/40	36,000	35,048
Ralph Lauren Corp. 1.70% 6/15/22	25,000	25,026
VF Corp. 2.05% 4/23/22	42,000	42,018
		102,092
Auto Manufacturers–0.32%
American Honda Finance Corp. 1.20% 7/8/25	20,000	18,847
General Motors Financial Co., Inc.
2.90% 2/26/25	35,000	34,187
4.15% 6/19/23	80,000	81,162
PACCAR Financial Corp. 1.90% 2/7/23	45,000	44,937
Toyota Motor Corp. 0.68% 3/25/24	5,000	4,826
Toyota Motor Credit Corp. 1.13% 6/18/26	40,000	37,106
		221,065
Banks–5.33%
μBanco Santander SA 0.70% 6/30/24	200,000	194,159
Bank of America Corp.
μ0.52% 6/14/24	170,000	165,236
μ0.98% 9/25/25	10,000	9,478
μ1.32% 6/19/26	70,000	65,602
μ1.73% 7/22/27	80,000	74,295
μ2.50% 2/13/31	40,000	36,767
μ2.68% 6/19/41	45,000	37,996
μ2.69% 4/22/32	25,000	22,991
μ3.48% 3/13/52	10,000	9,430
μ4.08% 3/20/51	27,000	27,940
4.18% 11/25/27	20,000	20,391
Bank of Montreal
0.63% 7/9/24	20,000	19,005
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of Montreal (continued)
2.65% 3/8/27	5,000	$ 4,835
Bank of Nova Scotia
0.65% 7/31/24	50,000	47,556
1.05% 3/2/26	20,000	18,347
Canadian Imperial Bank of Commerce
0.45% 6/22/23	60,000	58,574
0.95% 6/23/23	30,000	29,440
2.25% 1/28/25	40,000	39,067
μ2.61% 7/22/23	10,000	10,002
μCitigroup, Inc.
0.78% 10/30/24	190,000	183,555
1.46% 6/9/27	135,000	123,982
1.68% 5/15/24	10,000	9,918
3.11% 4/8/26	30,000	29,745
3.35% 4/24/25	85,000	85,202
μFifth Third Bancorp 1.71% 11/1/27	15,000	13,880
Goldman Sachs Group, Inc.
μ0.86% 2/12/26	35,000	32,607
μ1.99% 1/27/32	45,000	38,983
2.60% 2/7/30	40,000	37,104
μ2.62% 4/22/32	5,000	4,544
μ2.91% 7/21/42	25,000	21,521
3.50% 4/1/25	75,000	75,559
3.80% 3/15/30	20,000	20,133
μ4.41% 4/23/39	45,000	47,467
6.75% 10/1/37	45,000	56,706
μHSBC Holdings PLC 0.98% 5/24/25	200,000	189,868
JPMorgan Chase & Co.
μ1.47% 9/22/27	80,000	73,725
μ1.56% 12/10/25	40,000	38,288
μ1.58% 4/22/27	25,000	23,284
μ3.22% 3/1/25	100,000	100,354
3.38% 5/1/23	50,000	50,542
μ4.26% 2/22/48	20,000	21,374
Landesbank Baden-Wuerttemberg 7.63% 2/1/23	60,000	62,456
μMitsubishi UFJ Financial Group, Inc.
0.95% 7/19/25	200,000	189,573
1.64% 10/13/27	200,000	183,857
Morgan Stanley
μ0.86% 10/21/25	90,000	84,752
μ1.51% 7/20/27	40,000	36,768
μ1.59% 5/4/27	75,000	69,681
μ2.19% 4/28/26	45,000	43,469
μ2.80% 1/25/52	50,000	41,598
μ3.97% 7/22/38	50,000	50,444
4.30% 1/27/45	45,000	47,329
Royal Bank of Canada
0.75% 10/7/24	70,000	66,401
2.25% 11/1/24	50,000	49,299

LVIP BlackRock Advantage Allocation Fund–14

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Santander Holdings USA, Inc. 3.45% 6/2/25	10,000	$ 9,928
μSantander UK Group Holdings PLC 1.53% 8/21/26	200,000	183,847
SVB Financial Group 1.80% 2/2/31	52,000	44,775
Toronto-Dominion Bank 2.65% 6/12/24	100,000	99,870
Truist Financial Corp. 1.20% 8/5/25	70,000	65,908
Wells Fargo & Co.
μ2.41% 10/30/25	110,000	107,682
3.75% 1/24/24	50,000	50,913
μ5.01% 4/4/51	20,000	23,735
		3,681,737
Beverages–0.28%
Diageo Capital PLC 1.38% 9/29/25	200,000	189,398
PepsiCo, Inc. 4.45% 4/14/46	7,000	8,118
		197,516
Building Materials–0.16%
Eagle Materials, Inc. 2.50% 7/1/31	60,000	53,294
Martin Marietta Materials, Inc.
2.40% 7/15/31	45,000	40,394
3.20% 7/15/51	20,000	17,089
		110,777
Chemicals–0.11%
Air Products & Chemicals, Inc. 2.80% 5/15/50	3,000	2,632
CF Industries, Inc.
4.95% 6/1/43	20,000	21,510
5.38% 3/15/44	10,000	11,244
Sherwin-Williams Co. 3.45% 6/1/27	40,000	40,089
		75,475
Commercial Services–0.72%
Block Financial LLC 2.50% 7/15/28	24,000	21,895
Georgetown University 2.94% 4/1/50	3,000	2,447
Massachusetts Institute of Technology 3.07% 4/1/52	6,000	5,672
Northwestern University 2.64% 12/1/50	5,000	4,218
PayPal Holdings, Inc.
2.20% 9/26/22	95,000	95,310
2.85% 10/1/29	75,000	73,416
President & Fellows of Harvard College 2.52% 10/15/50	3,000	2,575
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Quanta Services, Inc.
0.95% 10/1/24	55,000	$ 52,145
2.35% 1/15/32	35,000	30,383
2.90% 10/1/30	45,000	41,635
S&P Global, Inc.
2.30% 8/15/60	78,000	58,973
2.45% 3/1/27	25,000	24,324
2.90% 3/1/32	35,000	33,931
University of Chicago
2.55% 4/1/50	2,000	1,671
2.76% 4/1/45	3,000	2,667
University of Southern California 2.95% 10/1/51	10,000	8,877
Verisk Analytics, Inc. 4.13% 3/15/29	30,000	30,934
Yale University 2.40% 4/15/50	5,000	4,152
		495,225
Computers–0.83%
Apple, Inc.
1.40% 8/5/28	10,000	9,143
2.65% 5/11/50	15,000	13,065
2.70% 8/5/51	30,000	26,079
Dell International LLC/EMC Corp.
5.85% 7/15/25	50,000	53,367
8.10% 7/15/36	8,000	10,520
8.35% 7/15/46	17,000	24,844
Hewlett Packard Enterprise Co. 4.45% 10/2/23	70,000	71,695
HP, Inc.
1.45% 6/17/26	60,000	55,140
2.20% 6/17/25	20,000	19,288
2.65% 6/17/31	73,000	65,313
3.00% 6/17/27	20,000	19,457
3.40% 6/17/30	10,000	9,582
4.00% 4/15/29	65,000	64,757
6.00% 9/15/41	11,000	12,820
International Business Machines Corp. 3.50% 5/15/29	100,000	101,966
Kyndryl Holdings, Inc. 2.05% 10/15/26	10,000	8,928
NetApp, Inc. 2.38% 6/22/27	5,000	4,765
		570,729
Cosmetics & Personal Care–0.17%
Procter & Gamble Co. 1.20% 10/29/30	20,000	17,418
Unilever Capital Corp. 2.20% 5/5/22	100,000	100,110
		117,528
Diversified Financial Services–0.45%
Air Lease Corp. 2.88% 1/15/26	15,000	14,478

LVIP BlackRock Advantage Allocation Fund–15

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Ally Financial, Inc. 3.05% 6/5/23	10,000	$ 10,036
American Express Co. 2.50% 8/1/22	50,000	50,172
Brookfield Finance, Inc. 4.70% 9/20/47	10,000	10,599
Intercontinental Exchange, Inc.
0.70% 6/15/23	50,000	49,233
4.25% 9/21/48	10,000	10,820
Mastercard, Inc.
2.95% 3/15/51	20,000	18,299
3.80% 11/21/46	25,000	26,129
3.85% 3/26/50	20,000	21,130
ORIX Corp. 2.90% 7/18/22	30,000	30,113
Visa, Inc.
2.00% 8/15/50	8,000	6,199
2.15% 9/15/22	45,000	45,138
3.65% 9/15/47	20,000	20,653
		312,999
Electric–1.35%
Ameren Corp. 3.50% 1/15/31	10,000	9,864
American Electric Power Co., Inc. 2.03% 3/15/24	15,000	14,740
Arizona Public Service Co. 2.60% 8/15/29	50,000	46,831
Berkshire Hathaway Energy Co. 4.25% 10/15/50	20,000	21,344
Black Hills Corp. 1.04% 8/23/24	5,000	4,773
CenterPoint Energy Houston Electric LLC 2.90% 7/1/50	10,000	8,885
Cleveland Electric Illuminating Co. 5.50% 8/15/24	40,000	42,154
Connecticut Light & Power Co. 4.00% 4/1/48	10,000	10,508
Consolidated Edison Co. of New York, Inc.
3.95% 4/1/50	10,000	10,282
4.13% 5/15/49	10,000	10,092
Consumers Energy Co. 2.50% 5/1/60	5,000	3,803
Dominion Energy, Inc. 4.60% 3/15/49	20,000	21,684
DTE Electric Co.
2.63% 3/1/31	10,000	9,508
3.65% 3/1/52	35,000	35,377
Duke Energy Corp.
2.45% 6/1/30	30,000	27,641
2.65% 9/1/26	135,000	131,391
Duke Energy Florida LLC 1.75% 6/15/30	30,000	26,705
Duke Energy Ohio, Inc. 2.13% 6/1/30	10,000	9,088
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Progress LLC 2.50% 8/15/50	10,000	$ 8,122
Entergy Arkansas LLC 2.65% 6/15/51	5,000	4,077
Entergy Corp. 4.00% 7/15/22	35,000	35,093
Entergy Louisiana LLC
3.10% 6/15/41	10,000	9,101
4.05% 9/1/23	90,000	91,761
Exelon Corp.
3.50% 6/1/22	35,000	35,042
3.95% 6/15/25	35,000	35,683
Georgia Power Co. 3.70% 1/30/50	20,000	18,582
Indiana Michigan Power Co. 4.55% 3/15/46	15,000	15,840
Interstate Power & Light Co. 2.30% 6/1/30	20,000	18,233
ITC Holdings Corp. 3.25% 6/30/26	15,000	14,951
NextEra Energy Capital Holdings, Inc.
2.75% 11/1/29	30,000	28,666
2.94% 3/21/24	5,000	5,002
Northern States Power Co. 3.60% 9/15/47	15,000	14,838
Oncor Electric Delivery Co. LLC 3.80% 6/1/49	10,000	10,200
Pacific Gas & Electric Co.
2.50% 2/1/31	5,000	4,313
3.00% 6/15/28	5,000	4,651
3.25% 6/1/31	10,000	9,045
3.50% 8/1/50	10,000	8,051
PECO Energy Co. 2.80% 6/15/50	30,000	25,868
Public Service Electric & Gas Co.
2.05% 8/1/50	10,000	7,413
2.70% 5/1/50	10,000	8,526
Puget Energy, Inc. 2.38% 6/15/28	10,000	9,143
Southern California Edison Co. 3.65% 2/1/50	15,000	13,885
Union Electric Co. 3.90% 4/1/52	5,000	5,173
WEC Energy Group, Inc.
0.55% 9/15/23	40,000	38,852
1.80% 10/15/30	10,000	8,665
		933,446
Electrical Components & Equipment–0.09%
Emerson Electric Co.
2.00% 12/21/28	45,000	42,046
2.20% 12/21/31	25,000	23,057
		65,103

LVIP BlackRock Advantage Allocation Fund–16

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics–0.25%
Agilent Technologies, Inc. 2.30% 3/12/31	35,000	$ 31,618
Allegion U.S. Holding Co., Inc. 3.20% 10/1/24	40,000	39,513
Arrow Electronics, Inc. 2.95% 2/15/32	25,000	22,959
Flex Ltd. 3.75% 2/1/26	5,000	5,000
Honeywell International, Inc. 2.30% 8/15/24	20,000	19,943
Jabil, Inc. 1.70% 4/15/26	30,000	27,772
Keysight Technologies, Inc. 4.60% 4/6/27	25,000	26,199
		173,004
Environmental Control–0.01%
Waste Connections, Inc. 2.60% 2/1/30	5,000	4,704
		4,704
Food–0.15%
General Mills, Inc. 2.88% 4/15/30	20,000	19,213
Hershey Co. 1.70% 6/1/30	10,000	8,997
Kraft Heinz Foods Co.
3.88% 5/15/27	20,000	20,330
4.88% 10/1/49	11,000	11,590
McCormick & Co., Inc. 2.70% 8/15/22	45,000	45,134
		105,264
Forest Products & Paper–0.08%
Georgia-Pacific LLC 8.00% 1/15/24	50,000	54,377
		54,377
Gas–0.22%
Atmos Energy Corp. 1.50% 1/15/31	20,000	17,228
NiSource, Inc. 4.38% 5/15/47	20,000	20,374
Southern Co. Gas Capital Corp. 3.25% 6/15/26	100,000	99,475
Southwest Gas Corp. 4.05% 3/15/32	15,000	14,959
		152,036
Health Care Products–0.31%
DH Europe Finance II Sarl 3.40% 11/15/49	10,000	9,509
PerkinElmer, Inc.
0.55% 9/15/23	80,000	77,682
0.85% 9/15/24	80,000	75,892
1.90% 9/15/28	35,000	31,626
2.25% 9/15/31	25,000	22,096
		216,805
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services–0.62%
Allina Health System 2.90% 11/15/51	10,000	$ 8,473
Anthem, Inc. 3.35% 12/1/24	95,000	95,738
Baylor Scott & White Holdings 2.84% 11/15/50	2,000	1,684
Beth Israel Lahey Health, Inc. 3.08% 7/1/51	4,000	3,451
CommonSpirit Health 3.91% 10/1/50	6,000	5,716
HCA, Inc.
3.50% 7/15/51	40,000	34,683
5.25% 6/15/49	30,000	32,855
5.50% 6/15/47	63,000	71,089
Humana, Inc. 2.90% 12/15/22	55,000	55,383
Kaiser Foundation Hospitals 3.00% 6/1/51	7,000	6,166
Laboratory Corp. of America Holdings 2.70% 6/1/31	60,000	55,608
Memorial Sloan-Kettering Cancer Center 2.96% 1/1/50	1,000	862
Providence St Joseph Health Obligated Group 2.70% 10/1/51	8,000	6,319
UnitedHealth Group, Inc.
3.13% 5/15/60	30,000	26,678
4.25% 4/15/47	25,000	27,083
		431,788
Home Builders–0.09%
NVR, Inc. 3.00% 5/15/30	65,000	60,667
		60,667
Household Products Wares–0.07%
Avery Dennison Corp. 2.25% 2/15/32	50,000	43,894
Kimberly-Clark Corp. 2.88% 2/7/50	5,000	4,506
		48,400
Insurance–0.68%
Aflac, Inc.
3.25% 3/17/25	50,000	50,407
4.75% 1/15/49	30,000	34,261
Aon Corp. 2.80% 5/15/30	15,000	14,288
Athene Holding Ltd.
3.45% 5/15/52	9,000	7,599
3.95% 5/25/51	5,000	4,562
AXA SA 8.60% 12/15/30	55,000	72,579
Brown & Brown, Inc.
4.20% 3/17/32	11,000	11,177
4.95% 3/17/52	15,000	16,015
Enstar Group Ltd. 3.10% 9/1/31	15,000	13,416

LVIP BlackRock Advantage Allocation Fund–17

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Fairfax Financial Holdings Ltd. 3.38% 3/3/31	10,000	$ 9,327
Marsh & McLennan Cos., Inc.
4.20% 3/1/48	55,000	56,860
4.75% 3/15/39	62,000	68,077
4.90% 3/15/49	65,000	75,209
MetLife, Inc. 4.05% 3/1/45	15,000	15,328
Progressive Corp. 3.95% 3/26/50	18,000	18,641
		467,746
Internet–0.14%
Alphabet, Inc. 2.25% 8/15/60	10,000	7,773
Amazon.com, Inc.
2.10% 5/12/31	30,000	27,869
2.88% 5/12/41	10,000	9,229
3.10% 5/12/51	10,000	9,385
3.25% 5/12/61	10,000	9,379
Booking Holdings, Inc. 4.63% 4/13/30	6,000	6,507
VeriSign, Inc. 2.70% 6/15/31	30,000	27,150
		97,292
Investment Companies–0.69%
Ares Capital Corp.
2.15% 7/15/26	87,000	78,625
3.25% 7/15/25	70,000	67,905
3.88% 1/15/26	13,000	12,753
4.20% 6/10/24	80,000	80,578
Barings BDC, Inc. 3.30% 11/23/26	18,000	16,620
Blackstone Private Credit Fund 4.70% 3/24/25	10,000	10,146
FS KKR Capital Corp.
2.63% 1/15/27	40,000	36,631
3.25% 7/15/27	20,000	18,461
3.40% 1/15/26	35,000	33,886
4.13% 2/1/25	20,000	19,845
4.63% 7/15/24	20,000	20,196
Goldman Sachs BDC, Inc. 2.88% 1/15/26	25,000	24,055
Golub Capital BDC, Inc.
2.05% 2/15/27	10,000	8,856
2.50% 8/24/26	10,000	9,187
Morgan Stanley Direct Lending Fund 4.50% 2/11/27	40,000	38,009
		475,753
Iron & Steel–0.13%
Nucor Corp. 3.13% 4/1/32	5,000	4,833
Reliance Steel & Aluminum Co. 2.15% 8/15/30	50,000	44,820
Vale Overseas Ltd.
6.88% 11/21/36	30,000	36,188
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel (continued)
Vale Overseas Ltd. (continued)
6.88% 11/10/39	5,000	$ 6,103
		91,944
Lodging–0.05%
Choice Hotels International, Inc. 3.70% 12/1/29	35,000	34,251
		34,251
Machinery Diversified–0.16%
IDEX Corp. 2.63% 6/15/31	91,000	82,728
John Deere Capital Corp. 1.20% 4/6/23	30,000	29,750
		112,478
Media–0.43%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 6/1/41	5,000	4,156
3.95% 6/30/62	5,000	4,043
4.40% 12/1/61	15,000	13,057
4.46% 7/23/22	100,000	100,367
5.38% 4/1/38	10,000	10,272
Comcast Corp.
2.89% 11/1/51	28,000	23,605
3.70% 4/15/24	30,000	30,625
4.60% 10/15/38	23,000	25,415
FactSet Research Systems, Inc. 2.90% 3/1/27	30,000	29,152
Fox Corp. 4.03% 1/25/24	35,000	35,731
Time Warner Cable LLC 4.50% 9/15/42	20,000	18,498
		294,921
Mining–0.27%
Freeport-McMoRan
4.55% 11/14/24	34,000	35,020
4.63% 8/1/30	20,000	20,450
Freeport-McMoRan, Inc.
5.40% 11/14/34	75,000	83,254
5.45% 3/15/43	5,000	5,599
Newmont Corp. 2.25% 10/1/30	17,000	15,537
Southern Copper Corp.
3.88% 4/23/25	19,000	19,287
6.75% 4/16/40	5,000	6,382
		185,529
Miscellaneous Manufacturing–0.09%
3M Co.
2.25% 3/15/23	20,000	20,050
2.65% 4/15/25	40,000	39,716
		59,766

LVIP BlackRock Advantage Allocation Fund–18

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas–0.39%
BP Capital Markets America, Inc. 3.79% 2/6/24	50,000	$ 50,867
Canadian Natural Resources Ltd. 2.95% 7/15/30	55,000	52,297
Cenovus Energy, Inc. 4.40% 4/15/29	10,000	10,378
Chevron Corp. 1.55% 5/11/25	10,000	9,648
ConocoPhillips Co.
3.76% 3/15/42	30,000	30,548
3.80% 3/15/52	10,000	10,175
Devon Energy Corp.
5.00% 6/15/45	5,000	5,444
7.88% 9/30/31	7,000	9,081
EQT Corp. 7.50% 2/1/30	10,000	11,588
Equinor ASA 3.25% 11/18/49	10,000	9,418
Exxon Mobil Corp.
2.99% 3/19/25	40,000	40,179
3.45% 4/15/51	20,000	19,388
Marathon Oil Corp. 6.60% 10/1/37	10,000	12,158
		271,169
Oil & Gas Services–0.04%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 4.08% 12/15/47	25,000	25,253
		25,253
Pharmaceuticals–0.88%
AbbVie, Inc. 2.60% 11/21/24	70,000	69,516
AmerisourceBergen Corp.
2.70% 3/15/31	13,000	12,014
3.45% 12/15/27	25,000	25,031
Bristol-Myers Squibb Co.
2.35% 11/13/40	15,000	12,658
2.55% 11/13/50	20,000	16,602
3.25% 8/15/22	150,000	151,045
Cigna Corp. 3.75% 7/15/23	24,000	24,350
CVS Health Corp. 3.00% 8/15/26	25,000	24,795
McKesson Corp. 0.90% 12/3/25	35,000	32,136
Merck & Co., Inc.
0.75% 2/24/26	85,000	79,340
4.00% 3/7/49	10,000	10,835
Novartis Capital Corp. 2.75% 8/14/50	12,000	10,743
Zoetis, Inc.
3.00% 9/12/27	100,000	99,586
3.90% 8/20/28	35,000	35,926
4.70% 2/1/43	5,000	5,579
		610,156
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines–0.78%
Cheniere Corpus Christi Holdings LLC
3.70% 11/15/29	85,000	$ 84,735
5.13% 6/30/27	70,000	74,615
Enbridge, Inc. 3.40% 8/1/51	10,000	8,862
Energy Transfer LP 5.00% 5/15/50	10,000	10,118
MPLX L.P. 4.95% 3/14/52	60,000	62,465
MPLX LP
4.50% 4/15/38	5,000	5,109
4.70% 4/15/48	10,000	10,074
4.88% 12/1/24	5,000	5,178
5.50% 2/15/49	40,000	44,301
ONEOK, Inc.
2.75% 9/1/24	45,000	44,720
5.20% 7/15/48	5,000	5,321
6.35% 1/15/31	25,000	28,912
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.00% 1/15/32	85,000	81,769
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.88% 2/1/31	10,000	10,100
Williams Cos., Inc.
3.50% 11/15/30	5,000	4,943
3.50% 10/15/51	15,000	13,129
5.10% 9/15/45	17,000	18,420
8.75% 3/15/32	20,000	27,166
		539,937
Real Estate–0.03%
CBRE Services, Inc. 4.88% 3/1/26	20,000	20,987
		20,987
Real Estate Investment Trusts–0.82%
American Tower Corp.
1.30% 9/15/25	25,000	23,287
3.65% 3/15/27	25,000	24,933
4.00% 6/1/25	45,000	45,601
4.40% 2/15/26	25,000	25,660
Crown Castle International Corp.
2.50% 7/15/31	25,000	22,301
3.20% 9/1/24	35,000	35,041
CubeSmart LP 2.50% 2/15/32	40,000	35,808
Essex Portfolio LP 1.70% 3/1/28	30,000	27,039
Extra Space Storage LP 2.35% 3/15/32	20,000	17,552
GLP Capital LP/GLP Financing II, Inc.
4.00% 1/15/30	20,000	19,412
5.38% 4/15/26	40,000	41,797
Life Storage LP 2.20% 10/15/30	20,000	17,693

LVIP BlackRock Advantage Allocation Fund–19

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Office Properties Income Trust 3.45% 10/15/31	23,000	$ 19,816
Public Storage
1.85% 5/1/28	55,000	50,571
1.95% 11/9/28	35,000	32,391
2.30% 5/1/31	20,000	18,484
3.39% 5/1/29	60,000	60,577
Simon Property Group L.P. 2.65% 2/1/32	10,000	9,238
Simon Property Group LP 1.38% 1/15/27	30,000	27,586
Weyerhaeuser Co. 4.00% 4/15/30	10,000	10,298
		565,085
Retail–0.29%
Costco Wholesale Corp. 1.75% 4/20/32	56,000	49,594
Genuine Parts Co.
1.75% 2/1/25	30,000	28,645
1.88% 11/1/30	23,000	19,893
Home Depot, Inc.
3.35% 9/15/25	30,000	30,505
4.25% 4/1/46	20,000	21,876
Lowe's Cos., Inc. 3.50% 4/1/51	10,000	9,193
Starbucks Corp. 3.55% 8/15/29	20,000	20,066
Walmart, Inc. 2.65% 9/22/51	20,000	17,779
		197,551
Semiconductors–0.31%
Broadcom, Inc.
3.75% 2/15/51	35,000	31,341
4.00% 4/15/29	30,000	29,985
4.11% 9/15/28	73,000	73,867
Intel Corp. 2.88% 5/11/24	40,000	40,296
Micron Technology, Inc. 4.66% 2/15/30	20,000	20,903
Qorvo, Inc. 1.75% 12/15/24	5,000	4,769
Texas Instruments, Inc. 2.70% 9/15/51	15,000	13,319
		214,480
Software–0.71%
Activision Blizzard, Inc. 2.50% 9/15/50	5,000	4,108
Adobe, Inc. 2.15% 2/1/27	40,000	38,816
Intuit, Inc. 1.35% 7/15/27	25,000	22,755
Microsoft Corp.
2.53% 6/1/50	9,000	7,772
2.92% 3/17/52	8,000	7,507
4.10% 2/6/37	8,000	8,856
Oracle Corp.
2.50% 4/1/25	95,000	92,787
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Oracle Corp. (continued)
2.88% 3/25/31	95,000	$ 86,620
3.95% 3/25/51	15,000	13,113
Roper Technologies, Inc.
2.35% 9/15/24	25,000	24,603
3.65% 9/15/23	40,000	40,556
3.80% 12/15/26	25,000	25,590
salesforce.com, Inc.
1.50% 7/15/28	10,000	9,199
2.70% 7/15/41	10,000	8,850
ServiceNow, Inc. 1.40% 9/1/30	121,000	102,835
		493,967
Telecommunications–0.68%
AT&T, Inc.
0.90% 3/25/24	60,000	58,081
1.70% 3/25/26	55,000	52,068
3.10% 2/1/43	15,000	12,949
3.30% 2/1/52	5,000	4,286
4.45% 4/1/24	38,000	39,108
5.25% 3/1/37	90,000	102,303
Motorola Solutions, Inc.
2.30% 11/15/30	6,000	5,260
2.75% 5/24/31	20,000	18,096
4.60% 2/23/28	20,000	20,563
Rogers Communications, Inc.
3.80% 3/15/32	20,000	19,845
4.50% 3/15/42	20,000	20,263
4.55% 3/15/52	10,000	9,942
Verizon Communications, Inc.
2.36% 3/15/32	70,000	63,225
3.00% 11/20/60	20,000	16,309
4.13% 8/15/46	20,000	20,537
4.50% 8/10/33	5,000	5,364
		468,199
Transportation–0.10%
Burlington Northern Santa Fe LLC 4.70% 9/1/45	25,000	28,446
United Parcel Service, Inc. 5.30% 4/1/50	30,000	39,227
		67,673
Water–0.10%
American Water Capital Corp. 2.30% 6/1/31	35,000	31,921
Essential Utilities, Inc. 3.57% 5/1/29	35,000	34,958
		66,879
Total Corporate Bonds (Cost $14,992,836)		14,250,729

LVIP BlackRock Advantage Allocation Fund–20

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS–0.36%
Bay Area Toll Authority Series S3 6.91% 10/1/50	15,000	$ 23,211
Board of Regents of the University of Texas System Series B 2.44% 8/15/49	5,000	4,072
California State University Series B 2.98% 11/1/51	15,000	13,382
City of San Antonio TX Electric & Gas Systems Revenue 2.91% 2/1/48	10,000	8,503
Dallas Area Rapid Transit Series A 2.61% 12/1/48	10,000	8,246
Dallas Fort Worth International Airport 2.84% 11/1/46	5,000	4,367
District of Columbia Water & Sewer Authority 4.81% 10/1/14	5,000	5,618
New Jersey Turnpike Authority Series A 7.10% 1/1/41	25,000	35,471
New York State Dormitory Authority Series B 3.14% 7/1/43	5,000	4,726
Port Authority of New York & New Jersey Series 21 3.29% 8/1/69	15,000	12,956
Regents of the University of California Medical Center Pooled Revenue 3.71% 5/15/20	5,000	4,219
State of California 7.55% 4/1/39	35,000	51,900
State of Oregon 5.89% 6/1/27	35,000	38,836
Texas Transportation Commission 2.47% 10/1/44	10,000	8,328
Texas Transportation Commission State Highway Fund 4.00% 10/1/33	10,000	10,683
University of Michigan Series B 3.50% 4/1/52	4,000	4,060
University of Virginia Series B 2.58% 11/1/51	10,000	8,495
Total Municipal Bonds (Cost $258,094)		247,073
NON-AGENCY ASSET-BACKED SECURITIES–5.82%
ACC Auto Trust Series 2021-A A 1.08% 4/15/27	116,568	115,491
Avant Loans Funding Trust Series 2021-REV1 A 1.21% 7/15/30	110,000	106,300
Carvana Auto Receivables Trust
Series 2021-N2 B 0.75% 3/10/28	30,384	29,748
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust (continued)
Series 2021-N2 C 1.07% 3/10/28	71,000	$ 69,151
Conn's Receivables Funding LLC Series 2020-A A 1.71% 6/16/25	4,897	4,892
Drive Auto Receivables Trust
Series 2018-3 D 4.30% 9/16/24	18,625	18,738
Series 2018-4 D 4.09% 1/15/26	16,187	16,331
Series 2019-1 D 4.09% 6/15/26	177,072	178,574
Series 2019-2 C 3.42% 6/16/25	47,094	47,266
Series 2019-4 C 2.51% 11/17/25	101,599	101,732
Series 2020-1 C 2.36% 3/16/26	120,343	120,507
Series 2020-2 B 1.42% 3/17/25	38,144	38,130
Series 2020-2 C 2.28% 8/17/26	30,000	30,024
Series 2021-1 C 1.02% 6/15/27	140,000	137,900
Series 2021-1 D 1.45% 1/16/29	32,000	30,820
DT Auto Owner Trust Series 2019-3A C 2.74% 4/15/25	26,362	26,394
Exeter Automobile Receivables Trust
Series 2020-3A B 0.79% 9/16/24	42,641	42,618
Series 2020-3A D 1.73% 7/15/26	40,000	39,247
Series 2021-1A C 0.74% 1/15/26	180,000	176,530
Series 2021-3A B 0.69% 1/15/26	200,000	195,140
Series 2021-3A C 0.96% 10/15/26	70,000	66,853
Ford Credit Auto Owner Trust Series 2018-1 A 3.19% 7/15/31	100,000	99,651
JPMorgan Chase Bank NA
Series 2021-2 C 0.97% 12/26/28	73,739	72,317
Series 2021-3 B 0.76% 2/26/29	227,237	220,740
OneMain Financial Issuance Trust Series 2019-2A A 3.14% 10/14/36	140,000	136,814
Santander Drive Auto Receivables Trust
Series 2018-2 D 3.88% 2/15/24	69,134	69,337
Series 2018-5 D 4.19% 12/16/24	53,716	54,035

LVIP BlackRock Advantage Allocation Fund–21

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2020-2 B 0.96% 11/15/24	12,972	$ 12,967
Series 2020-3 B 0.69% 3/17/25	140,409	140,186
Series 2020-4 C 1.01% 1/15/26	120,000	118,638
Series 2021-1 C 0.75% 2/17/26	90,000	88,261
Series 2021-3 C 0.95% 9/15/27	100,000	97,032
Series 2021-4 C 1.26% 2/16/27	120,000	114,545
Santander Revolving Auto Loan Trust Series 2019-A A 2.51% 1/26/32	100,000	98,050
Toyota Auto Loan Extended Note Trust Series 2020-1A A 1.35% 5/25/33	100,000	94,655
Upstart Securitization Trust
Series 2020-1 A 2.32% 4/22/30	5,244	5,245
Series 2021-1 A 0.87% 3/20/31	55,854	55,342
Series 2021-2 A 0.91% 6/20/31	108,792	106,908
Series 2021-3 A 0.83% 7/20/31	133,723	131,320
Series 2021-4 A 0.84% 9/20/31	139,935	136,115
Series 2021-5 A 1.31% 11/20/31	94,825	90,668
Westlake Automobile Receivables Trust
Series 2018-3A D 4.00% 10/16/23	10,058	10,097
Series 2020-2A B 1.32% 7/15/25	110,000	109,745
Series 2020-2A C 2.01% 7/15/25	150,000	149,611
Series 2020-3A B 0.78% 11/17/25	140,000	138,936
Series 2020-3A C 1.24% 11/17/25	80,000	78,522
Total Non-Agency Asset-Backed Securities (Cost $4,093,899)		4,022,123
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.84%
BANK Series 2019-BN23 A3 2.92% 12/15/52	40,000	38,801
BBCMS Mortgage Trust Series 2020-C8 A5 2.04% 10/15/53	60,000	54,113
Benchmark Mortgage Trust
Series 2018-B5 A4 4.21% 7/15/51	30,000	31,401
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust (continued)
Series 2018-B6 A4 4.26% 10/10/51	20,000	$ 21,013
Series 2019-B15 A5 2.93% 12/15/72	40,000	38,849
Series 2020-B19 A5 1.85% 9/15/53	30,000	26,864
Series 2020-B20 A5 2.03% 10/15/53	40,000	36,224
CFCRE Commercial Mortgage Trust Series 2016-C4 AM 3.69% 5/10/58	50,000	49,086
•Citigroup Commercial Mortgage Trust Series 2017-P8 AS 3.79% 9/15/50	40,000	39,622
COMM Mortgage Trust
Series 2016-DC2 A4 3.50% 2/10/49	57,952	57,722
Series 2017-COR2 A3 3.51% 9/10/50	30,000	30,005
GS Mortgage Securities Trust Series 2020-GC47 A4 2.12% 5/12/53	30,000	27,363
JPM-BB Commercial Mortgage Securities Trust
Series 2013-C17 A3 3.93% 1/15/47	27,480	27,387
Series 2014-C23 3.67% 9/15/47	48,034	47,881
Series 2015-C30 A4 3.55% 7/15/48	54,743	54,540
Series 2015-C30 A5 3.82% 7/15/48	100,000	100,895
Series 2015-C33 A4 3.77% 12/15/48	50,000	50,456
Series 2016-C1 A5 3.58% 3/17/49	30,000	30,075
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 A4 3.10% 5/15/46	40,000	39,909
Morgan Stanley Capital I Trust
Series 2015-UBS8 A3 3.54% 12/15/48	66,946	67,273
Series 2019-L3 AS 3.49% 11/15/52	20,000	19,829
Series 2020-L4 A3 2.70% 2/15/53	50,000	47,500
UBS-Barclays Commercial Mortgage Trust Series 2013-C6 A4 3.24% 4/10/46	100,000	99,875
Wells Fargo Commercial Mortgage Trust
Series 2015-C26 AS 3.58% 2/15/48	30,000	29,784
Series 2020-C56 A5 2.45% 6/15/53	55,000	51,460

LVIP BlackRock Advantage Allocation Fund–22

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust
Series 2013-C12 A4 3.20% 3/15/48	6,987	$ 6,990
Series 2013-C14 A5 3.34% 6/15/46	20,000	20,031
•Series 2013-C18 A5 4.16% 12/15/46	50,000	50,662
•Series 2013-UBS1 A4 4.08% 3/15/46	46,207	46,712
•Series 2014-C23 AS 4.21% 10/15/57	30,000	29,884
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $1,360,936)		1,272,206
ΔSOVEREIGN BONDS–0.56%
INDONESIA–0.31%
Indonesia Government International Bond 4.10% 4/24/28	200,000	211,694
		211,694
MEXICO–0.12%
Mexico Government International Bond 6.05% 1/11/40	70,000	79,269
		79,269
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
PERU–0.03%
Peru Government International Bond
3.55% 3/10/51	5,000	$ 4,656
5.63% 11/18/50	15,000	19,034
		23,690
URUGUAY–0.10%
Uruguay Government International Bond
4.38% 10/27/27	50,000	53,001
5.10% 6/18/50	15,000	17,663
		70,664
Total Sovereign Bonds (Cost $407,913)		385,317

	Number of Shares
MONEY MARKET FUND–3.14%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.25%)	2,167,987	2,167,987
Total Money Market Fund (Cost $2,167,987)		2,167,987

TOTAL INVESTMENTS–102.96% (Cost $67,934,354)	71,111,710

	Principal Amount°	Value (U.S. $)
TBA SALES–(0.61)%
AGENCY MORTGAGE-BACKED SECURITY–(0.61)%
Fannie Mae S.F. 30 yr TBA	(430,000)	$ (420,594)
Total TBA Sales (Proceeds $432,221)		(420,594)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.35%)	(1,627,058)
NET ASSETS APPLICABLE TO 5,615,376 SHARES OUTSTANDING–100.00%	$69,064,058

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
LVIP BlackRock Advantage Allocation Fund–23

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
Δ Securities have been classified by country of origin.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2022, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
LUKOIL PJSC	10/31/2018	$11,802	$0
Magnit PJSC GDR	6/14/2019	9,626	0
MMC Norilsk Nickel PJSC	10/31/2018	8,400	0
Novatek PJSC GDR	2/17/2021	6,327	0
Total		$36,155	$—

The following futures contracts were outstanding at March 31, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
7	U.S. Treasury 10 yr Notes	$860,125	$892,967	6/21/22	$—	$(32,842)
2	U.S. Treasury 2 yr Notes	423,844	429,714	6/30/22	—	(5,870)
18	U.S. Treasury 5 yr Notes	2,064,375	2,098,421	6/30/22	—	(34,046)
11	U.S. Treasury Long Bonds	1,650,687	1,686,633	6/21/22	—	(35,946)
10	U.S. Treasury Ultra Bonds	1,771,250	1,845,853	6/21/22	—	(74,603)
					—	(183,307)
Equity Contracts:
1	E-mini MSCI EAFE Index	107,220	105,858	6/17/22	1,362	—
2	E-mini MSCI Emerging Markets Index	112,550	113,140	6/17/22	—	(590)
2	E-mini S&P 500 Index	453,075	416,386	6/17/22	36,689	—
					38,051	(590)
Total Futures Contracts					$38,051	$(183,897)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures from the date the contracts were opened through March 31, 2022.

Summary of Abbreviations:
ADR–American Depositary Receipt
EAFE–Europe Australasia Far East
GDR–Global Depository Receipt
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
JPM-BB–JPMorgan Barclays Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
LVIP BlackRock Advantage Allocation Fund–24

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
S.F.–Single Family
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
TBA–To be announced
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP BlackRock Advantage Allocation Fund–25

LVIP BlackRock Advantage Allocation Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Advantage Allocation Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value.
LVIP BlackRock Advantage Allocation Fund–26

LVIP BlackRock Advantage Allocation Fund
Notes (continued)
 2. Investments (continued)
Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$971,666	$—	$—	$971,666
Air Freight & Logistics	311,927	—	—	311,927
Auto Components	—	10,575	—	10,575
Automobiles	401,945	13,194	—	415,139
Banks	1,278,608	—	—	1,278,608
Beverages	152,538	—	—	152,538
Biotechnology	433,728	—	—	433,728
Building Products	21,992	—	—	21,992
Capital Markets	703,655	43,249	—	746,904
Chemicals	32,442	11,492	—	43,934
Commercial Services & Supplies	76,298	—	—	76,298
Communications Equipment	—	199,073	—	199,073
Construction Materials	—	44,517	—	44,517
Consumer Finance	157,784	—	—	157,784
Diversified Consumer Services	16,587	—	—	16,587
Diversified Financial Services	169,527	—	—	169,527
Diversified Telecommunication Services	278,122	23,842	—	301,964
Electric Utilities	203,248	—	—	203,248
Electrical Equipment	26,103	—	—	26,103
Electronic Equipment, Instruments & Components	191,212	—	—	191,212
Energy Equipment & Services	52,000	—	—	52,000
Entertainment	58,747	—	—	58,747
Equity Real Estate Investment Trusts	588,892	—	—	588,892
Food & Staples Retailing	471,505	12,916	—	484,421
Health Care Equipment & Supplies	981,957	—	—	981,957
Health Care Providers & Services	219,851	—	—	219,851
Hotels, Restaurants & Leisure	118,516	26,229	—	144,745
Household Products	10,010	—	—	10,010
Independent Power and Renewable Electricity Producers	10	—	—	10
Industrial Conglomerates	434,782	—	—	434,782
Insurance	707,645	—	—	707,645
Interactive Media & Services	1,048,827	—	—	1,048,827
Internet & Direct Marketing Retail	674,810	—	—	674,810
IT Services	943,397	—	—	943,397
Life Sciences Tools & Services	628,015	11,911	—	639,926
Machinery	92,378	—	—	92,378
Marine	—	26,572	—	26,572
Media	581,564	15,313	—	596,877
Metals & Mining	195,761	—	—	195,761
Multi-Utilities	29,218	—	—	29,218
Oil, Gas & Consumable Fuels	838,164	—	—	838,164
Personal Products	33,495	—	—	33,495
Pharmaceuticals	1,688,289	—	—	1,688,289
Professional Services	168,913	—	—	168,913
Real Estate Management & Development	48,457	7,439	—	55,896
Road & Rail	219,328	—	—	219,328
Semiconductors & Semiconductor Equipment	1,098,480	—	—	1,098,480
Software	2,758,902	—	—	2,758,902
LVIP BlackRock Advantage Allocation Fund–27

LVIP BlackRock Advantage Allocation Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
U.S. Markets (continued)
Specialty Retail	$300,510	$—	$—	$300,510
Technology Hardware, Storage & Peripherals	1,716,807	—	—	1,716,807
Textiles, Apparel & Luxury Goods	132,152	—	—	132,152
Tobacco	186,377	—	—	186,377
Trading Companies & Distributors	33,578	—	—	33,578
Developed Markets
Aerospace & Defense	—	83,949	—	83,949
Air Freight & Logistics	—	77,453	—	77,453
Auto Components	—	69,644	—	69,644
Automobiles	13,598	142,199	—	155,797
Banks	—	553,262	—	553,262
Beverages	23,284	227,535	—	250,819
Biotechnology	—	78,435	—	78,435
Building Products	—	68,675	—	68,675
Capital Markets	32,838	56,611	—	89,449
Chemicals	128,091	358,107	—	486,198
Commercial Services & Supplies	—	28,091	—	28,091
Communications Equipment	—	82,167	—	82,167
Construction & Engineering	—	11,249	—	11,249
Distributors	—	9,766	—	9,766
Diversified Consumer Services	—	11,009	—	11,009
Diversified Telecommunication Services	56,486	11,405	—	67,891
Electric Utilities	18,886	—	—	18,886
Electrical Equipment	—	196,047	—	196,047
Electronic Equipment, Instruments & Components	—	89,053	—	89,053
Entertainment	—	37,890	—	37,890
Equity Real Estate Investment Trusts	—	37,471	—	37,471
Food & Staples Retailing	—	35,269	—	35,269
Food Products	1,234	82,611	—	83,845
Gas Utilities	—	10,464	—	10,464
Health Care Equipment & Supplies	—	155,928	—	155,928
Hotels, Restaurants & Leisure	—	37,803	—	37,803
Household Durables	—	38,441	—	38,441
Industrial Conglomerates	—	324,357	—	324,357
Insurance	206,111	335,701	—	541,812
Interactive Media & Services	—	90,270	—	90,270
Internet & Direct Marketing Retail	—	37,888	—	37,888
Life Sciences Tools & Services	—	81,962	—	81,962
Machinery	—	234,710	—	234,710
Media	—	30,152	—	30,152
Metals & Mining	333,022	501,907	—	834,929
Multiline Retail	—	833	—	833
Multi-Utilities	—	61,588	—	61,588
Oil, Gas & Consumable Fuels	338,927	181,781	—	520,708
Personal Products	—	305,753	—	305,753
Pharmaceuticals	51,476	141,393	—	192,869
Professional Services	—	497,510	—	497,510
Real Estate Management & Development	—	30,554	—	30,554
Road & Rail	41,112	—	—	41,112
Semiconductors & Semiconductor Equipment	66,259	504,884	—	571,143
Software	—	86,668	—	86,668
Specialty Retail	—	141,382	—	141,382
Technology Hardware, Storage & Peripherals	—	20,519	—	20,519
Textiles, Apparel & Luxury Goods	—	40,414	—	40,414
Tobacco	—	496,419	—	496,419
Trading Companies & Distributors	—	97,642	—	97,642
Wireless Telecommunication Services	—	76,210	—	76,210
LVIP BlackRock Advantage Allocation Fund–28

LVIP BlackRock Advantage Allocation Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
Emerging Markets
Aerospace & Defense	$14,338	$—	$—	$14,338
Airlines	—	33,328	—	33,328
Automobiles	17,740	55,631	—	73,371
Banks	—	276,289	—	276,289
Beverages	41,365	—	—	41,365
Biotechnology	—	19,682	—	19,682
Capital Markets	—	6,190	—	6,190
Chemicals	—	87,569	—	87,569
Construction & Engineering	—	6,172	—	6,172
Diversified Consumer Services	1,312	—	—	1,312
Electric Utilities	28,766	16,563	—	45,329
Electronic Equipment, Instruments & Components	—	73,581	—	73,581
Food & Staples Retailing	29,843	58,535	—*	88,378
Food Products	75,144	2,603	—	77,747
Gas Utilities	—	29,977	—	29,977
Health Care Equipment & Supplies	—	—	9,421	9,421
Health Care Providers & Services	34,340	12,641	—	46,981
Hotels, Restaurants & Leisure	16,537	—	—	16,537
Household Durables	11,855	—	—	11,855
Independent Power and Renewable Electricity Producers	10,019	44,158	—	54,177
Insurance	—	94,146	—	94,146
Interactive Media & Services	8,393	387,111	—	395,504
Internet & Direct Marketing Retail	36,837	125,292	—	162,129
IT Services	—	13,097	—	13,097
Machinery	—	27,301	—	27,301
Marine	—	70,923	—	70,923
Media	—	13,196	—	13,196
Metals & Mining	44,757	140,294	—*	185,051
Multiline Retail	—	4,412	—	4,412
Oil, Gas & Consumable Fuels	—	358,014	—*	358,014
Real Estate Management & Development	35,081	28,166	—	63,247
Semiconductors & Semiconductor Equipment	—	660,028	—	660,028
Specialty Retail	33,834	10,547	—	44,381
Technology Hardware, Storage & Peripherals	—	108,636	—	108,636
Textiles, Apparel & Luxury Goods	—	50,284	—	50,284
Transportation Infrastructure	18,480	—	—	18,480
Wireless Telecommunication Services	20,021	—	—	20,021
Preferred Stocks	133,961	64,917	—	198,878
Agency Collateralized Mortgage Obligations	—	3,783,312	—	3,783,312
Agency Commercial Mortgage-Backed Securities	—	675,747	—	675,747
Agency Mortgage-Backed Securities	—	9,648,493	—	9,648,493
Corporate Bonds	—	14,250,729	—	14,250,729
Municipal Bonds	—	247,073	—	247,073
Non-Agency Asset-Backed Securities	—	4,022,123	—	4,022,123
Non-Agency Commercial Mortgage-Backed Securities	—	1,272,206	—	1,272,206
Sovereign Bonds	—	385,317	—	385,317
Money Market Fund	2,167,987	—	—	2,167,987
Total Investments	$26,580,653	$44,521,636	$9,421	$71,111,710
LVIP BlackRock Advantage Allocation Fund–29

LVIP BlackRock Advantage Allocation Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Liabilities:
TBA Sales	$—	$(420,594)	$—	$(420,594)
Derivatives:

Assets:
Futures Contracts	$38,051	$—	$—	$38,051
Liabilities:
Futures Contracts	$(183,897)	$—	$—	$(183,897)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
As a result of utilizing International fair value pricing at March 31, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
During the period ended March 31, 2022, there were no material transfers to or from Level 3 investments.
3. Subsequent Events
At a meeting held on March 7-8, 2022, of the Board of Trustees ("Board") of the Trust, the Board approved an Agreement and Plan of Reorganization to merge the Fund with and into the LVIP Blackrock Global Allocation Fund (the "Acquiring Fund"), a series of the Trust (the "Reorganization"). The Reoganization is not expected to be a taxable event for contract holders. More information about the Acquiring Fund and the definitive terms of the proposed Reorganization will be included in proxy materials. The merger is subject to certain conditions, including approval by shareholders of the Fund. It is expected that the merger will be completed on or about June 10, 2022.
LVIP BlackRock Advantage Allocation Fund–30